Marketable debt securities - Certificates of deposit (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total financial liabilities	$ 1,299,114	$ 1,259,588
Debt instruments
Financial liabilities
Total financial liabilities	114,457	103,062
Certificates of deposit (unsecured)
Financial liabilities
Financial liabilities	37,650	22,363
Accrued interest	172	70
Total financial liabilities	37,823	22,433
Certificates of deposit December 16, 2020 - One
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.74%
Certificates of deposit December 16, 2020 - Two
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	7.59%
Certificates of deposit December 11, 2020 - One
Financial liabilities
Financial liabilities	$ 300
Rate (as a percent)	7.60%
Certificates of deposit December 11, 2020 - Two
Financial liabilities
Financial liabilities	$ 700
Rate (as a percent)	7.75%
Certificates of deposit November 9, 2020
Financial liabilities
Financial liabilities	$ 1,100
Rate (as a percent)	7.78%
Certificates of deposit September 24, 2020
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	7.47%
Certificates of deposit November 20, 2020
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.72%
Certificates of deposit October 26, 2020
Financial liabilities
Financial liabilities	$ 2,000
Rate (as a percent)	7.59%
Certificates of deposit October 8, 2020
Financial liabilities
Financial liabilities	$ 2,500
Rate (as a percent)	7.79%
Certificates of deposit September 30, 2020
Financial liabilities
Financial liabilities	$ 250
Rate (as a percent)	7.58%
Certificates of deposit September 15, 2020
Financial liabilities
Financial liabilities	$ 200
Rate (as a percent)	7.60%
Certificates of deposit September 11, 2020
Financial liabilities
Financial liabilities	$ 1,150
Rate (as a percent)	7.60%
Certificates of deposit September 2, 2020
Financial liabilities
Financial liabilities	$ 2,000
Rate (as a percent)	7.76%
Certificates of deposit August 27, 2020
Financial liabilities
Financial liabilities	$ 1,300
Rate (as a percent)	7.64%
Certificates of deposit July 9, 2020
Financial liabilities
Financial liabilities	$ 2,000
Rate (as a percent)	7.59%
Certificates of deposit September 25, 2020
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	7.72%
Certificates of deposit July 20, 2020
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.89%
Certificates of deposit July 3, 2020
Financial liabilities
Financial liabilities	$ 1,600
Rate (as a percent)	7.94%
Certificates of deposit June 30, 2020
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.74%
Certificates of deposit June 18, 2020
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.81%
Certificates of deposit June 5, 2020
Financial liabilities
Financial liabilities	$ 4,000
Rate (as a percent)	7.74%
Certificates of deposit June 4, 2020
Financial liabilities
Financial liabilities	$ 1,500
Rate (as a percent)	7.59%
Certificates of deposit May 6, 2020
Financial liabilities
Financial liabilities	$ 2,500
Rate (as a percent)	7.76%
Certificates of deposit April 8, 2020
Financial liabilities
Financial liabilities	$ 900
Rate (as a percent)	7.95%
Certificates of deposit March 24, 2020
Financial liabilities
Financial liabilities	$ 1,500
Rate (as a percent)	7.59%
Certificates of deposit March 12, 2020
Financial liabilities
Financial liabilities	$ 300
Rate (as a percent)	7.75%
Certificates of deposit February 14, 2020
Financial liabilities
Financial liabilities	$ 400
Rate (as a percent)	7.59%
Certificates of deposit February 11, 2020
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.59%
Certificates of deposit February 10, 2020
Financial liabilities
Financial liabilities	$ 125
Rate (as a percent)	7.77%
Certificates of deposit February 7, 2020
Financial liabilities
Financial liabilities	$ 400
Rate (as a percent)	7.77%
Certificates of deposit February 13, 2020
Financial liabilities
Financial liabilities	$ 300
Rate (as a percent)	7.75%
Certificates of deposit January 22, 2020
Financial liabilities
Financial liabilities	$ 50
Rate (as a percent)	7.54%
Certificates of deposit January 10, 2020 - One
Financial liabilities
Financial liabilities	$ 1,100
Rate (as a percent)	7.59%
Certificates of deposit January 10, 2020 - Two
Financial liabilities
Financial liabilities	$ 400
Rate (as a percent)	7.77%
Certificates of deposit January 8, 2020
Financial liabilities
Financial liabilities	$ 1,550
Rate (as a percent)	7.78%
Certificates of deposit March 3, 2020
Financial liabilities
Financial liabilities	$ 13
Rate (as a percent)	1.75%
Certificates of deposit May 15, 2020
Financial liabilities
Financial liabilities	$ 13
Rate (as a percent)	1.75%
Certificate of deposit January 2, 2019
Financial liabilities
Financial liabilities		$ 8
Rate (as a percent)		8.14%
Certificate of deposit January 3, 2019
Financial liabilities
Financial liabilities		$ 15
Rate (as a percent)		8.14%
Certificate of deposit January 4, 2019 - One
Financial liabilities
Financial liabilities		$ 28
Rate (as a percent)		8.14%
Certificate of deposit January 7, 2019
Financial liabilities
Financial liabilities		$ 28
Rate (as a percent)		8.15%
Certificate of deposit January 8, 2019
Financial liabilities
Financial liabilities		$ 23
Rate (as a percent)		8.14%
Certificate of deposit January 9, 2019
Financial liabilities
Financial liabilities		$ 26
Rate (as a percent)		8.16%
Certificate of deposit January 10, 2019
Financial liabilities
Financial liabilities		$ 21
Rate (as a percent)		8.16%
Certificate of deposit January 11, 2019
Financial liabilities
Financial liabilities		$ 16
Rate (as a percent)		8.15%
Certificate of deposit January 14, 2019
Financial liabilities
Financial liabilities		$ 22
Rate (as a percent)		8.15%
Certificate of deposit January 15, 2019
Financial liabilities
Financial liabilities		$ 19
Rate (as a percent)		8.15%
Certificate of deposit January 16, 2019
Financial liabilities
Financial liabilities		$ 12
Rate (as a percent)		8.17%
Certificate of deposit January 17, 2019 - One
Financial liabilities
Financial liabilities		$ 20
Rate (as a percent)		8.17%
Certificate of deposit January 17, 2019 - Two
Financial liabilities
Financial liabilities		$ 1,050
Rate (as a percent)		8.12%
Certificate of deposit January 18, 2019
Financial liabilities
Financial liabilities		$ 20
Rate (as a percent)		8.18%
Certificate of deposit January 21, 2019
Financial liabilities
Financial liabilities		$ 23
Rate (as a percent)		8.36%
Certificate of deposit January 22, 2019
Financial liabilities
Financial liabilities		$ 21
Rate (as a percent)		8.38%
Certificate of deposit January 23, 2019
Financial liabilities
Financial liabilities		$ 16
Rate (as a percent)		8.38%
Certificate of deposit January 24, 2019
Financial liabilities
Financial liabilities		$ 28
Rate (as a percent)		8.38%
Certificate of deposit January 25, 2019
Financial liabilities
Financial liabilities		$ 19
Rate (as a percent)		8.39%
Certificate of deposit January 28, 2019
Financial liabilities
Financial liabilities		$ 34
Rate (as a percent)		8.40%
Certificate of deposit January 29, 2019
Financial liabilities
Financial liabilities		$ 24
Rate (as a percent)		8.13%
Certificate of deposit January 30, 2019
Financial liabilities
Financial liabilities		$ 39
Rate (as a percent)		8.14%
Certificate of deposit January 31, 2019
Financial liabilities
Financial liabilities		$ 65
Rate (as a percent)		8.14%
Certificate of deposit February 8, 2019 - One
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		8.12%
Certificate of deposit February 11, 2019
Financial liabilities
Financial liabilities		$ 60
Rate (as a percent)		8.38%
Certificate of deposit February 15, 2019
Financial liabilities
Financial liabilities		$ 900
Rate (as a percent)		8.12%
Certificate of deposit February 8, 2019 - Two
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		8.38%
Certificate of deposit February 25, 2019
Financial liabilities
Financial liabilities		$ 700
Rate (as a percent)		8.12%
Certificate of deposit March 15, 2019
Financial liabilities
Financial liabilities		$ 1,500
Rate (as a percent)		8.12%
Certificate of deposit March 26, 2019
Financial liabilities
Financial liabilities		$ 1,500
Rate (as a percent)		8.44%
Certificate of deposit February 1, 2019
Financial liabilities
Financial liabilities		$ 550
Rate (as a percent)		8.34%
Certificate of deposit May 16, 2019 - One
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		8.12%
Certificate of deposit June 13, 2019
Financial liabilities
Financial liabilities		$ 800
Rate (as a percent)		8.12%
Certificate of deposit June 20, 2019
Financial liabilities
Financial liabilities		$ 9
Rate (as a percent)		8.89%
Certificate of deposit June 21, 2019
Financial liabilities
Financial liabilities		$ 12
Rate (as a percent)		8.89%
Certificate of deposit June 24, 2019
Financial liabilities
Financial liabilities		$ 26
Rate (as a percent)		8.90%
Certificate of deposit June 25, 2019
Financial liabilities
Financial liabilities		$ 8
Rate (as a percent)		8.89%
Certificate of deposit June 26, 2019
Financial liabilities
Financial liabilities		$ 23
Rate (as a percent)		8.91%
Certificate of deposit June 27, 2019
Financial liabilities
Financial liabilities		$ 40
Rate (as a percent)		8.91%
Certificate of deposit June 28, 2019
Financial liabilities
Financial liabilities		$ 40
Rate (as a percent)		8.90%
Certificate of deposit July 1, 2019
Financial liabilities
Financial liabilities		$ 80
Rate (as a percent)		8.90%
Certificate of deposit July 2, 2019
Financial liabilities
Financial liabilities		$ 23
Rate (as a percent)		8.90%
Certificate of deposit July 3, 2019
Financial liabilities
Financial liabilities		$ 36
Rate (as a percent)		8.92%
Certificate of deposit July 4, 2019 - One
Financial liabilities
Financial liabilities		$ 43
Rate (as a percent)		8.92%
Certificate of deposit July 4, 2019 - Two
Financial liabilities
Financial liabilities		$ 1,200
Rate (as a percent)		8.12%
Certificate of deposit July 5, 2019
Financial liabilities
Financial liabilities		$ 43
Rate (as a percent)		8.93%
Certificate of deposit July 8, 2019
Financial liabilities
Financial liabilities		$ 51
Rate (as a percent)		9.11%
Certificate of deposit July 9, 2019
Financial liabilities
Financial liabilities		$ 57
Rate (as a percent)		9.13%
Certificate of deposit July 10, 2019
Financial liabilities
Financial liabilities		$ 66
Rate (as a percent)		9.13%
Certificate of deposit July 11, 2019
Financial liabilities
Financial liabilities		$ 48
Rate (as a percent)		9.13%
Certificate of deposit July 12, 2019
Financial liabilities
Financial liabilities		$ 36
Rate (as a percent)		9.14%
Certificate of deposit July 15, 2019
Financial liabilities
Financial liabilities		$ 52
Rate (as a percent)		9.15%
Certificate of deposit July 16, 2019
Financial liabilities
Financial liabilities		$ 41
Rate (as a percent)		8.88%
Certificate of deposit July 17, 2019
Financial liabilities
Financial liabilities		$ 33
Rate (as a percent)		8.88%
Certificate of deposit July 18, 2019
Financial liabilities
Financial liabilities		$ 43
Rate (as a percent)		8.89%
Certificate of deposit July 19, 2019 - One
Financial liabilities
Financial liabilities		$ 46
Rate (as a percent)		8.89%
Certificate of deposit July 19, 2019 - Two
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		8.12%
Certificate of deposit July 22, 2019
Financial liabilities
Financial liabilities		$ 39
Rate (as a percent)		8.90%
Certificate of deposit July 23, 2019
Financial liabilities
Financial liabilities		$ 28
Rate (as a percent)		8.89%
Certificate of deposit July 24, 2019 - One
Financial liabilities
Financial liabilities		$ 41
Rate (as a percent)		8.91%
Certificate of deposit July 24, 2019 - Two
Financial liabilities
Financial liabilities		$ 500
Rate (as a percent)		8.12%
Certificate of deposit July 25, 2019 - One
Financial liabilities
Financial liabilities		$ 40
Rate (as a percent)		8.91%
Certificate of deposit July 26, 2019
Financial liabilities
Financial liabilities		$ 34
Rate (as a percent)		8.90%
Certificate of deposit July 29, 2019
Financial liabilities
Financial liabilities		$ 43
Rate (as a percent)		8.90%
Certificate of deposit July 25, 2019 - Two
Financial liabilities
Financial liabilities		$ 50
Rate (as a percent)		8.36%
Certificate of deposit July 30, 2019
Financial liabilities
Financial liabilities		$ 66
Rate (as a percent)		8.90%
Certificate of deposit July 31, 2019
Financial liabilities
Financial liabilities		$ 92
Rate (as a percent)		8.92%
Certificate of deposit August 1, 2019 - One
Financial liabilities
Financial liabilities		$ 32
Rate (as a percent)		8.92%
Certificate of deposit August 1, 2019 - Two
Financial liabilities
Financial liabilities		$ 200
Rate (as a percent)		8.40%
Certificate of deposit August 2, 2019
Financial liabilities
Financial liabilities		$ 18
Rate (as a percent)		8.93%
Certificate of deposit August 5, 2019
Financial liabilities
Financial liabilities		$ 32
Rate (as a percent)		9.11%
Certificate of deposit August 6, 2019
Financial liabilities
Financial liabilities		$ 20
Rate (as a percent)		9.13%
Certificate of deposit August 7, 2019
Financial liabilities
Financial liabilities		$ 52
Rate (as a percent)		9.13%
Certificate of deposit August 8, 2019
Financial liabilities
Financial liabilities		$ 71
Rate (as a percent)		9.13%
Certificate of deposit June 13, 2019 - Two
Financial liabilities
Financial liabilities		$ 2,000
Rate (as a percent)		8.12%
Certificate of deposit August 13, 2019
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		8.88%
Certificate of deposit August 22, 2019
Financial liabilities
Financial liabilities		$ 350
Rate (as a percent)		8.39%
Certificate of deposit August 28, 2019
Financial liabilities
Financial liabilities		$ 600
Rate (as a percent)		8.12%
Certificate of deposit September 2, 2019
Financial liabilities
Financial liabilities		$ 1,700
Rate (as a percent)		8.12%
Certificate of deposit September 25, 2019
Financial liabilities
Financial liabilities		$ 500
Rate (as a percent)		8.40%
Certificate of deposit September 27, 2019
Financial liabilities
Financial liabilities		$ 600
Rate (as a percent)		8.41%
Certificate of deposit January 4, 2019 - Two
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		0.98%
Certificate of deposit May 3, 2019
Financial liabilities
Financial liabilities		$ 2
Rate (as a percent)		0.98%
Certificate of deposit November 8, 2019
Financial liabilities
Financial liabilities		$ 1,100
Rate (as a percent)		8.12%
Certificate of deposit January 4, 2019 - Three
Financial liabilities
Financial liabilities		$ 112
Rate (as a percent)		2.00%
Certificate of deposit March 4, 2019
Financial liabilities
Financial liabilities		$ 13
Rate (as a percent)		1.50%
Certificate of deposit May 16, 2019
Financial liabilities
Financial liabilities		$ 13
Rate (as a percent)		1.51%
Certificate of deposit September 30, 2019
Financial liabilities
Financial liabilities		$ 22
Rate (as a percent)		1.70%
Certificate of deposit November 20, 2019 - One
Financial liabilities
Financial liabilities		$ 33
Rate (as a percent)		1.75%
Certificate of deposit November 20, 2019 - Two
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		1.75%
Certificate of deposit November 20, 2019 - Three
Financial liabilities
Financial liabilities		$ 12
Rate (as a percent)		1.75%
Certificate of deposit November 20, 2019 - Four
Financial liabilities
Financial liabilities		$ 12
Rate (as a percent)		1.75%
Certificate of deposit November 29, 2019
Financial liabilities
Financial liabilities		$ 12
Rate (as a percent)		1.75%
Certificate of deposit December 17, 2019
Financial liabilities
Financial liabilities		$ 22
Rate (as a percent)		1.75%
Certificate of deposit December 24, 2019 - One
Financial liabilities
Financial liabilities		$ 105
Rate (as a percent)		1.75%
Certificate of deposit May 16, 2019 - Three
Financial liabilities
Financial liabilities		$ 4
Rate (as a percent)		1.65%
Certificate of deposit May 16, 2019 - Four
Financial liabilities
Financial liabilities		$ 4
Rate (as a percent)		1.65%
Certificate of deposit May 16, 2019 - Five
Financial liabilities
Financial liabilities		$ 4
Rate (as a percent)		1.65%
Certificate of deposit May 16, 2019 - Six
Financial liabilities
Financial liabilities		$ 4
Rate (as a percent)		1.65%
Certificate of deposit December 24, 2019 - Two
Financial liabilities
Financial liabilities		$ 58
Rate (as a percent)		1.85%
Certificate of deposit December 24, 2019 - Three
Financial liabilities
Financial liabilities		$ 77
Rate (as a percent)		1.75%